Share-based payment arrangements - Weighted Average Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2017 shares £ / shares
Weighted Average Options Outstanding [Line Items]
Number of share options | shares	10,916,086	8,472,827	5,075,734	10,916,086	2,343,085
Weighted average exercise price | £ / shares	£ 1.81	£ 1.16	£ 1.40		£ 1.22
Weighted average remaining contractual life of outstanding share options	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
Alivio [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	3,888,168	3,698,244	2,393,750	3,888,168	2,393,750
Weighted average exercise price				$ 0.21
Weighted average remaining contractual life of outstanding share options	7 years 7 months 24 days
Entrega [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	962,000	972,000	914,000	962,000	867,750
Weighted average exercise price				$ 0.70
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Follica [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	1,309,040	1,309,040	1,229,452	1,309,040	1,271,302
Weighted average exercise price				$ 0.89
Weighted average remaining contractual life of outstanding share options	6 years 3 months 14 days
Sonde [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	2,192,834	1,829,004	22,500	2,192,834	35,000
Weighted average exercise price				$ 0.19
Weighted average remaining contractual life of outstanding share options	8 years 9 months 3 days
Vedanta [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	1,741,888	1,450,100	1,373,750	1,741,888	1,194,014
Weighted average exercise price				$ 7.48
Weighted average remaining contractual life of outstanding share options	6 years 1 month 24 days